Accounts receivable, net	6 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Accounts receivable, gross	$178,816	$169,843
Less: allowance for credit losses	(164,531)	(162,500)
Accounts receivable, net	$14,285	$7,343